Investment Objectives and Goals	Oct. 31, 2025
Dimensional US Core Equity Market ETF
Prospectus [Line Items]
Risk/Return [Heading]	Dimensional US Core Equity Market ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Dimensional US Core Equity Market ETF (the “US Core ETF” or “Portfolio”) is to achieve long-term capital appreciation.
Dimensional US Core Equity 1 ETF
Prospectus [Line Items]
Risk/Return [Heading]	Dimensional US Core Equity 1 ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Dimensional US Core Equity 1 ETF (the “US Core Equity 1 ETF” or “Portfolio”) is to achieve long-term capital appreciation.
Dimensional US High Profitability ETF
Prospectus [Line Items]
Risk/Return [Heading]	Dimensional US High Profitability ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Dimensional US High Profitability ETF (the “US High Profitability ETF” or “Portfolio”) is to achieve long-term capital appreciation.
Dimensional US Large Cap Value ETF
Prospectus [Line Items]
Risk/Return [Heading]	Dimensional US Large Cap Value ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Dimensional US Large Cap Value ETF (the “US Large Cap Value ETF” or “Portfolio”) is to achieve long-term capital appreciation.
Dimensional US Small Cap Value ETF
Prospectus [Line Items]
Risk/Return [Heading]	Dimensional US Small Cap Value ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Dimensional US Small Cap Value ETF (the “US Small Cap Value ETF” or “Portfolio”) is to achieve long-term capital appreciation.
Dimensional US Large Cap Vector ETF
Prospectus [Line Items]
Risk/Return [Heading]	Dimensional US Large Cap Vector ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Dimensional US Large Cap Vector ETF (the “US Large Cap Vector ETF” or “Portfolio”) is to achieve long-term capital appreciation.
Dimensional US Vector Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Dimensional US Vector Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Dimensional US Vector Equity ETF (the “US Vector Equity ETF” or “Portfolio”) is to achieve long-term capital appreciation.
Dimensional US Real Estate ETF
Prospectus [Line Items]
Risk/Return [Heading]	Dimensional US Real Estate ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Dimensional US Real Estate ETF (the “US Real Estate ETF” or “Portfolio”) is to achieve long-term capital appreciation.
Dimensional International Core Equity Market ETF
Prospectus [Line Items]
Risk/Return [Heading]	Dimensional International Core Equity Market ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Dimensional International Core Equity Market ETF (the “International Core ETF” or “Portfolio”) is to achieve long-term capital appreciation.
Dimensional International Core Equity 2 ETF
Prospectus [Line Items]
Risk/Return [Heading]	Dimensional International Core Equity 2 ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Dimensional International Core Equity 2 ETF (the “International Core Equity 2 ETF” or “Portfolio”) is to achieve long-term capital appreciation.
Dimensional International Small Cap Value ETF
Prospectus [Line Items]
Risk/Return [Heading]	Dimensional International Small Cap Value ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Dimensional International Small Cap Value ETF (the “International Small Cap Value ETF” or “Portfolio”) is to achieve long-term capital appreciation.
Dimensional International Small Cap ETF
Prospectus [Line Items]
Risk/Return [Heading]	Dimensional International Small Cap ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Dimensional International Small Cap ETF (the “International Small Cap ETF” or “Portfolio”) is to achieve long-term capital appreciation.
Dimensional International High Profitability ETF
Prospectus [Line Items]
Risk/Return [Heading]	Dimensional International High Profitability ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Dimensional International High Profitability ETF (the “International High Profitability ETF” or “Portfolio”) is to achieve long-term capital appreciation.
Dimensional International Vector Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Dimensional International Vector Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Dimensional International Vector Equity ETF (the “International Vector Equity ETF” or “Portfolio”) is to achieve long-term capital appreciation.
Dimensional Emerging Core Equity Market ETF
Prospectus [Line Items]
Risk/Return [Heading]	Dimensional Emerging Core Equity Market ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Dimensional Emerging Core Equity Market ETF (the “Emerging Markets Core ETF” or “Portfolio”) is to achieve long-term capital appreciation.
Dimensional Emerging Markets High Profitability ETF
Prospectus [Line Items]
Risk/Return [Heading]	Dimensional Emerging Markets High Profitability ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Dimensional Emerging Markets High Profitability ETF (the “Emerging Markets High Profitability ETF” or “Portfolio”) is to achieve long-term capital appreciation.
Dimensional Emerging Markets Value ETF
Prospectus [Line Items]
Risk/Return [Heading]	Dimensional Emerging Markets Value ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Dimensional Emerging Markets Value ETF (the “Emerging Markets Value ETF” or “Portfolio”) is to achieve long-term capital appreciation.
Dimensional Emerging Markets Core Equity 2 ETF
Prospectus [Line Items]
Risk/Return [Heading]	Dimensional Emerging Markets Core Equity 2 ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Dimensional Emerging Markets Core Equity 2 ETF (the “Emerging Markets Core 2 ETF” or “Portfolio”) is to achieve long-term capital appreciation.
Dimensional Emerging Markets ex China Core Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Dimensional Emerging Markets ex China Core Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Dimensional Emerging Markets ex China Core Equity ETF (the “Emerging Markets ex China Core Equity ETF” or “Portfolio”) is to achieve long-term capital appreciation.
Dimensional World Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Dimensional World Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Dimensional World Equity ETF (the “World Equity ETF” or “Portfolio”) is to achieve long-term capital appreciation.
Dimensional Global Real Estate ETF
Prospectus [Line Items]
Risk/Return [Heading]	Dimensional Global Real Estate ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Dimensional Global Real Estate ETF (the “Global Real Estate ETF” or “Portfolio”) is to achieve long-term capital appreciation.
Dimensional U.S. Equity Market ETF
Prospectus [Line Items]
Risk/Return [Heading]	Dimensional U.S. Equity Market ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Dimensional U.S. Equity Market ETF (the “US Equity ETF” or “Portfolio”) is to achieve long-term capital appreciation while minimizing federal income taxes on returns.
Dimensional U.S. Small Cap ETF
Prospectus [Line Items]
Risk/Return [Heading]	Dimensional U.S. Small Cap ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Dimensional U.S. Small Cap ETF (the “US Small Cap ETF” or “Portfolio”) is to achieve long-term capital appreciation while minimizing federal income taxes on returns.
Dimensional U.S. Targeted Value ETF
Prospectus [Line Items]
Risk/Return [Heading]	Dimensional U.S. Targeted Value ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the Dimensional U.S. Targeted Value ETF (the “US Targeted Value ETF” or “Portfolio”) is to achieve long-term capital appreciation while minimizing federal income taxes on returns.

Dimensional U.S. Core Equity 2 ETF
Prospectus [Line Items]
Risk/Return [Heading]	Dimensional U.S. Core Equity 2 ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the Dimensional U.S. Core Equity 2 ETF (the “US Core Equity 2 ETF” or “Portfolio”) is to achieve long-term capital appreciation while considering federal income tax implications of investment decisions.

Dimensional US Marketwide Value ETF
Prospectus [Line Items]
Risk/Return [Heading]	Dimensional US Marketwide Value ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Dimensional US Marketwide Value ETF (the “US Marketwide Value ETF” or “Portfolio”) is to achieve long-term capital appreciation.
Dimensional International Value ETF
Prospectus [Line Items]
Risk/Return [Heading]	Dimensional International Value ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the Dimensional International Value ETF (the “International Value ETF” or “Portfolio”) is to achieve long-term capital appreciation while minimizing federal income taxes on returns.

Dimensional World ex U.S. Core Equity 2 ETF
Prospectus [Line Items]
Risk/Return [Heading]	Dimensional World ex U.S. Core Equity 2 ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the Dimensional World ex U.S. Core Equity 2 ETF (the “World ex U.S. Core Equity 2 ETF” or “Portfolio”) is to achieve long-term capital appreciation while considering federal tax implications of investment decisions.

Dimensional Core Fixed Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Dimensional Core Fixed Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the Dimensional Core Fixed Income ETF (the “Core Fixed Income ETF” or “Portfolio”) is to seek to maximize total returns from the universe of eligible investments. Total return is comprised of income and capital appreciation.

Dimensional Short-Duration Fixed Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Dimensional Short-Duration Fixed Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the Dimensional Short-Duration Fixed Income ETF (the “Short-Duration Fixed Income ETF” or “Portfolio”) is to maximize total returns from the universe of fixed income securities in which the Portfolio invests. Total return is comprised of income and capital appreciation.

Dimensional Inflation-Protected Securities ETF
Prospectus [Line Items]
Risk/Return [Heading]	Dimensional Inflation-Protected Securities ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the Dimensional Inflation-Protected Securities ETF (the “Inflation-Protected ETF” or “Portfolio”) is to provide inflation protection and earn current income consistent with inflation-protected securities.

Dimensional Global Core Plus Fixed Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Dimensional Global Core Plus Fixed Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the Dimensional Global Core Plus Fixed Income ETF (the “Global Core Plus Fixed Income ETF” or “Portfolio”) is to seek to maximize total returns. Total return is comprised of income and capital appreciation.

Dimensional International Core Fixed Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Dimensional International Core Fixed Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the Dimensional International Core Fixed Income ETF (the “International Core Fixed Income ETF” or “Portfolio”) is to seek to maximize total returns. Total return is comprised of income and capital appreciation.

Dimensional Global Credit ETF
Prospectus [Line Items]
Risk/Return [Heading]	Dimensional Global Credit ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the Dimensional Global Credit ETF (the “Global Credit ETF” or “Portfolio”) is to seek to maximize total returns. Total return is comprised of income and capital appreciation.

Dimensional Ultrashort Fixed Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Dimensional Ultrashort Fixed Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the Dimensional Ultrashort Fixed Income ETF (the “Ultrashort Fixed Income ETF” or “Portfolio”) is to seek to maximize total returns. Total return is comprised of income and capital appreciation.

Dimensional National Municipal Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Dimensional National Municipal Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the Dimensional National Municipal Bond ETF (the “Municipal Bond ETF” or “Portfolio”) is to seek to provide current income that is expected to be exempt from federal personal income tax.

Dimensional California Municipal Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Dimensional California Municipal Bond ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the Dimensional California Municipal Bond ETF (the “California Municipal Bond ETF” or “Portfolio”) is to seek to provide current income that is expected to be exempt from federal personal income tax and California state personal income taxes.

Dimensional US Sustainability Core 1 ETF
Prospectus [Line Items]
Risk/Return [Heading]	Dimensional US Sustainability Core 1 ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Dimensional US Sustainability Core 1 ETF (the “US Sustainability ETF” or “Portfolio”) is to achieve long-term capital appreciation.
Dimensional International Sustainability Core 1 ETF
Prospectus [Line Items]
Risk/Return [Heading]	Dimensional International Sustainability Core 1 ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Dimensional International Sustainability Core 1 ETF (the “International Sustainability ETF” or “Portfolio”) is to achieve long-term capital appreciation.
Dimensional Emerging Markets Sustainability Core 1 ETF
Prospectus [Line Items]
Risk/Return [Heading]	Dimensional Emerging Markets Sustainability Core 1 ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Dimensional Emerging Markets Sustainability Core 1 ETF (the “Emerging Markets Sustainability ETF” or “Portfolio”) is to achieve long-term capital appreciation.
Dimensional Global Sustainability Fixed Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	Dimensional Global Sustainability Fixed Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The investment objective of the Dimensional Global Sustainability Fixed Income ETF (the “Global Sustainability Fixed Income ETF” or “Portfolio”) is to seek to maximize total returns from the universe of debt securities in which the Portfolio invests. Total return is comprised of income and capital appreciation.